1095 Avenue of the Americas
New York, NY 10036-6797
+1 212 698 3500 Main
+1 212 698 3599 Fax
www.dechert.com

Allison M Fumai

allison.fumai@dechert.com
+1 212 698 3526 Direct
+1 698 698 3599 Fax

May 2, 2023

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Morgan Stanley Variable Investment Series (the “Trust”), on behalf of its Income Plus Portfolio (the “Fund”)
File Nos. 002-82510; 811-03692

Dear Sir or Madam:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6 of the General Rules and Regulations promulgated thereunder, the Trust hereby files via EDGAR a copy of the preliminary proxy materials for the Special Meeting of Shareholders of the Fund, regarding a proposal to liquidate the Fund. No filing fee is required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 698-3526.

Very truly yours,

/s/Allison Fumai
Allison Fumai